Investments - Other Investments at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 201.0	$ 47.5
Credit
Debt Securities, Available-for-Sale [Line Items]
Fair Value	22.3	0.6
Global macro
Debt Securities, Available-for-Sale [Line Items]
Fair Value	44.8	0.0
Long/short
Debt Securities, Available-for-Sale [Line Items]
Fair Value	44.9	0.0
Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 89.0	$ 0.0
Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	100.00%	100.00%
Credit Rating | Credit Concentration Risk | Credit
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	12.00%	100.00%
Credit Rating | Credit Concentration Risk | Global macro
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	22.00%	0.00%
Credit Rating | Credit Concentration Risk | Long/short
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	22.00%	0.00%
Credit Rating | Credit Concentration Risk | Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	44.00%	0.00%
Hedge funds valued at net asset value per share
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 201.0	$ 0.6
Hedge funds valued at net asset value per share | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	100.00%	1.00%
Wellington Funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 0.0	$ 46.9
Wellington Funds | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	0.00%	99.00%
Hedge Fund Investments
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 201.0	$ 0.6
Hedge Fund Investments | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	100.00%	100.00%